BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of subsidiaries
Subsidiaries and divisions related to significant properties of the Company are accounted for as outlined below.

Name	Property (Location)	December 31, 2022	December 31, 2021	Type of Arrangement	Accounting Method
IAMGOLD Essakane S.A. ("Essakane S.A.")	Essakane mine (Burkina Faso)	90%	90%	Subsidiary	Consolidation
Rosebel Gold Mines N.V.[1]	Rosebel mine (Suriname)	95%	95%	Subsidiary	Consolidation
Doyon division including the Westwood mine[2]	Doyon division (Canada)	100%	100%	Division	Consolidation
Côté Gold division[2,3]	Côté Gold project (Canada)	70%	70%	Division	Proportionate share
IAMGOLD Boto S.A.[4]	Boto Gold project (Senegal)	90%	90%	Subsidiary	Consolidation
Euro Ressources S.A.	France	90%	90%	Subsidiary	Consolidation
Merrex Gold Inc.	Diakha-Siribaya Gold project (Mali)[4]	100%	100%	Subsidiary	Consolidation
1.As at December 31, 2022, the Rosebel mine, which includes the Saramacca Project, met the criteria to be classified as held for sale and discontinued operations (note 5). The sale of the Rosebel mine was completed on January 31, 2023.
2.Part of IAMGOLD Corporation.
3.The Company holds a 70% participating interest in the assets, liabilities, revenues and expenses through an unincorporated joint venture with SMM with respect to the Côté Gold project (the "Côté UJV"). A third party holds various net profit interests and net participation interests in the mineral tenure comprising the project. The net interest of IAMGOLD in the mineral tenure comprising the current pit shell is approximately 64.75%.
4.As at December 31, 2022, Boto Gold project and Diakha-Siribaya Gold project met the criteria to be classified as held for sale (note 5).

Disclosure of joint ventures
Subsidiaries and divisions related to significant properties of the Company are accounted for as outlined below.

Name	Property (Location)	December 31, 2022	December 31, 2021	Type of Arrangement	Accounting Method
IAMGOLD Essakane S.A. ("Essakane S.A.")	Essakane mine (Burkina Faso)	90%	90%	Subsidiary	Consolidation
Rosebel Gold Mines N.V.[1]	Rosebel mine (Suriname)	95%	95%	Subsidiary	Consolidation
Doyon division including the Westwood mine[2]	Doyon division (Canada)	100%	100%	Division	Consolidation
Côté Gold division[2,3]	Côté Gold project (Canada)	70%	70%	Division	Proportionate share
IAMGOLD Boto S.A.[4]	Boto Gold project (Senegal)	90%	90%	Subsidiary	Consolidation
Euro Ressources S.A.	France	90%	90%	Subsidiary	Consolidation
Merrex Gold Inc.	Diakha-Siribaya Gold project (Mali)[4]	100%	100%	Subsidiary	Consolidation
1.As at December 31, 2022, the Rosebel mine, which includes the Saramacca Project, met the criteria to be classified as held for sale and discontinued operations (note 5). The sale of the Rosebel mine was completed on January 31, 2023.
2.Part of IAMGOLD Corporation.
3.The Company holds a 70% participating interest in the assets, liabilities, revenues and expenses through an unincorporated joint venture with SMM with respect to the Côté Gold project (the "Côté UJV"). A third party holds various net profit interests and net participation interests in the mineral tenure comprising the project. The net interest of IAMGOLD in the mineral tenure comprising the current pit shell is approximately 64.75%.
4.As at December 31, 2022, Boto Gold project and Diakha-Siribaya Gold project met the criteria to be classified as held for sale (note 5).